Cover	Mar. 08, 2022
Cover [Abstract]
Entity Registrant Name	GOLDEN MATRIX GROUP, INC.
Entity Central Index Key	0001437925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 08, 2022
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54840
Entity Address Address Line 1	3651 Lindell Road
Entity Address Address Line 2	Suite D131
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89103
City Area Code	702
Local Phone Number	318-7548
Entity Tax Identification Number	46-1814729